Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Asset
Net operating loss carryovers	$ 39,642,000	$ 35,033,000
Stock based compensation	2,073,000	2,540,000
Research credits	123,000	131,000
Accrued compensation	87,000	96,000
Reserves	306,000	345,000
Intangibles	199,000	0
Fixed assets	356,000	393,000
Unrealized gain	14,557,000	12,876,000
Capital Research	1,587,000	0
Other	803,000	260,000
Total Deferred Tax Asset	59,733,000	51,674,000
Less: valuation allowance	(57,255,000)	(46,071,000)
Deferred Tax Asset, Net of Valuation Allowance	2,478,000	5,603,000
Deferred Tax Liabilities
Intangible assets	(1,878,000)	(4,613,000)
Fixed assets	(149,000)	(239,000)
Other	(448,000)	(381,000)
Capitalized research	0	(370,000)
Total deferred tax liabilities	(2,475,000)	(5,603,000)
Net Deferred Tax Asset (Liability)	$ 3,000	$ 0